Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Net sales	$ 2,885,645	$ 3,245,903	$ 8,172,469	$ 12,737,673	$ 16,102,136	$ 34,424,314
Cost of goods sold	701,683	1,643,111	2,217,315	5,059,916	6,845,466	10,801,871
Gross profit	2,183,962	1,602,792	5,955,154	7,677,757	9,256,670	23,622,443
Operating expenses
Selling and marketing	948,228	928,246	3,112,773	5,723,642	6,989,660	17,239,655
General and administrative	1,972,405	4,678,620	6,375,717	13,787,444	17,081,915	19,714,963
Total operating expenses	2,920,633	5,606,866	9,488,490	19,511,086	24,071,575	36,954,618
Operating loss	(736,671)	(4,004,074)	(3,533,336)	(11,833,329)	(14,814,905)	(13,332,175)
Other income (expense):
Interest expense, net	(137,362)	(3,320,159)	(3,006,440)	(9,761,622)	(13,212,583)	(12,204,444)
Other income			1,800,000
Gain on employee warrants liability		39,375		207,210	173,432	2,511,350
Gain on extinguishment of debt						1,040,400
Loss on investment and extinguishment of debt			(116,841)
Impairment loss on assets						(1,610,523)
Unrealized loss on investment		(3,614,242)		(10,284,002)	(5,018,735)	3,663,940
Realized loss on investment in marketable securities					(4,920,556)
Other non-operating income (expense), net	(17,009)	(21,722)	86,427	118,077	108,184	(211,035)
Total other expense, net	(154,371)	(6,916,748)	(1,236,854)	(19,720,337)	(22,870,258)	(6,810,312)
Loss before income taxes	(891,042)	(10,920,822)	(4,770,190)	(31,553,666)	(37,685,163)	(20,142,487)
Income tax expense (benefit)	3,554	104,129	3,554	(789,803)		(3,035,990)
Net loss	(894,596)	(11,024,951)	(4,773,744)	(30,763,863)	(37,685,163)	(17,106,497)
Other comprehensive income (loss), net of tax:
Currency translation adjustments	(4,032)	251,166	(31,637)	(156,850)	(243,196)	(65,109)
Total other comprehensive (loss) income	(4,032)	251,166	(31,637)	(156,850)	(243,196)	(65,109)
Comprehensive loss	$ (898,628)	$ (10,773,785)	$ (4,805,381)	$ (30,920,713)	$ (37,928,359)	$ (17,171,606)
Loss per share:
Loss per share - Basic	$ (0.002)	$ (0.04)	$ (0.01)	$ (0.12)	$ (0.14)	$ (0.08)
Loss per share - Diluted	$ (0.002)	$ (0.04)	$ (0.01)	$ (0.12)	$ (0.14)	$ (0.08)
Weighted average shares:
Weighted average shares, Basic	376,328,885	262,832,833	374,543,761	267,956,183	274,108,025	206,211,711
Weighted average shares, Diluted	376,328,885	262,832,833	374,543,761	267,956,183	274,108,025	206,211,711